Other Investment (Tables)	6 Months Ended
Jun. 30, 2023
Other Investments [Line Items]
Schedule of other investments explanatory
	June 30	June 30	December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands

Therapin asset (A)	425	1,346	1,292
Financial asset at fair value through profit or loss (B)	403	-	-
	828	1,346	1,292

Therapin Ltd [Member]
Other Investments [Line Items]
Schedule of other investments explanatory

1. Developments in Therapin asset	USD thousands

As at January 1, 2023	1,292
Proceeds from Therapin asset	(45)
Changes in fair value	(787)
Effect of changes in exchange rates	(35)
As at June 30, 2023	425

Schedule of other investments during period explanatory
	June 30	June 30	December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands

Short-term other investment	130	137	136
Long-term other investment	295	1,209	1,156
	425	1,346	1,292

Schedule of parameters used for measuring fair value of the investor warrants explanatory
Parameters taken into account in the fair value calculation:
Discount rate	18.08%-291.51%

Wilk Technologies Ltd
Other Investments [Line Items]
Schedule of other investments explanatory
USD thousands

As at January 1, 2023	-
Investments in ordinary shares	435
Changes in fair value	(27)
Effect of changes in exchange rates	(5)
As at June 30, 2023	403